Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Significant Expense

The table below summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Research and Development expenses (*)
Payroll and payroll related	$275	$196	$231
Subcontractors and consultants	102	52	66
Other	-	1	(61)
General and Administrative expenses (*)
Payroll and payroll related	152	151	171
Professional services	571	107	289
Facility related and other	35	28	69
Other segment items:
Share-based payments	51	100	130
Patent amortization	116	-	-
Finance income, net (see also note 13c)	243	(35)	(116)

Net loss	$1,545	$600	$779

(*)	Excluding share-based payments, patent amortization expense and finance income, net